CAPITAL STRUCTURE	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
NOTE 6 - CAPITAL STRUCTURE

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, which have liquidation preference over the common stock and are non-voting. As of September 30, 2017 and December 31, 2016, no preferred shares have been issued.

Common Stock

The Company is authorized to issue 300 million shares of common stock and had issued 10,000,000 in connection with the merger with Amplerissimo and had 2,558,553 shares issued prior to the merger.

Under the Exchange Agreement, the Registrant completed the acquisition of all of the issued and outstanding shares of Amplerissimo through the issuance of 10,000,000 restricted shares of Common Stock to Dimitrios Goulielmos, the sole shareholder of Amplerissimo. Immediately prior to the Exchange Agreement transaction, the Registrant had 2,558,553 shares of Common Stock issued and outstanding. Immediately after the issuance of the shares the Registrant had 12,558,553 shares of Common Stock issued and outstanding.

The consideration provided pursuant to the Exchange Agreement was the issuance of 10,000,000 shares of our common stock.

On February 10, 2017 the Company and Decahedron consummated the acquisition of Decahedron SPA. Pursuant to the terms of the Decahedron SPA, the shareholders of Decahedron received an aggregate of 170,000 shares of common stock of the Company, which were delivered at closing in exchange for all of the Ordinary Shares of Decahedron for the Stock Consideration.

Shares Issued for Services

On March 1, 2017, the Company entered into a four-month consulting agreement with a third party investment advisory firm for consideration of 500 restricted shares of common stock to be issued during the period of the agreement for any introductions and related contributions the Company receives as a result of those introductions. As of September 30, 2017, no consideration has been earned and no shares have been issued related to this agreement.

On May 1, 2017, the Company entered into an 8-month consulting agreement with a third party for web design services commencing on May 1, 2017 and terminating on January 1, 2018. As compensation for creating, delivering and maintaining a website, the Company issued 2,000 shares of common stock on May 24, 2017. The shares were valued at $14,400, which was fully recognized in the nine months ended September 30, 2017.

On May 1, 2017, the Company entered into a five-month consulting agreement with a third party advisory firm for consideration of 2,000 shares of the Company’s common stock. The stock was issued on May 25, 2017 and fair valued at $7.20 per share or $14,400, which was fully recognized in the nine months ended September 30, 2017.

On May 8, 2017, the Company entered into a one-year consulting agreement for advisory services with a third party investment relations firm. On May 18, 2017, the Company issued to the consultant 30,000 shares of the Company’s common stock valued at $219,000. The shares are considered to be a fully earned, nonrefundable, non-apportionable and non-ratable retainer as consideration for undertaking the agreement. In addition, the Company will pay the consultant $5,000 per month in cash for the term of the agreement.

On May 25, 2017, the Company entered into a 20-month consulting agreement with a third party advisory firm for consideration of 20,000 shares of the Company’s common stock. The stock was issued on May 25, 2017 and fair valued at $7.70 per share or $154,000, which will be amortized over the length of the agreement. For the nine months ending September 30, 2017, the Company has recorded $32,874 in consulting expense related to this agreement.

As of September 30, 2017 and December 31, 2016, the Company had 12,825,393 and 12,587,053 shares of Common Stock issued and outstanding, respectively.

Potentially Dilutive Securities

On October 1, 2016 the Company granted 12,000 options to an employee of the Company as compensation for being appointed the US Finance Manager of the Company. The options have an exercise period of four years with an exercise price of $2.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly with 12,000 options fully vested as of September 30, 2017. (See Note 10)

On January 1, 2017 the Company granted 25,000 options to an employee of the Company as compensation for being appointed the International Finance Manager of the Company. The options have an exercise period of four years with an exercise price of $1.00 per share. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly with 18,750 options fully vested as of September 30, 2017. (See Note 10)

On January 3, 2017 the Company granted 12,000 options to an employee of the Company as compensation for being appointed as a consultant of the Company. The options have an exercise period of five years with an exercise price of $2.00 per share. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly with 9,000 options fully vested as of September 30, 2017. (See Note 10)

Sales Pursuant to Regulation S

On April 7, 2017, the Company issued shares of common stock and warrants pursuant to a private placement conducted under the exemptions from registration under Regulation S. Each unit sold to investors consists of $35,000 face value purchase price of 5,000 shares plus warrants to purchase the number of equivalent shares. The Company retains the right to accept less than the $35,000 face value from any investor at its discretion.

The Company has entered into the following subscription agreements:

On April 10, 2017, the Company sold 4,580 shares at $7.00 per share for a total purchase price of $32,060 to a private investor. The investor also received 4,580 warrants that were valued using the Black Scholes valuation model to have a fair value of $2,375 (See Note 10).

On April 26, 2017, the Company sold 4,670 shares at $7.00 per share for a total purchase price of $32,690 to a private investor. The investor also received 4,670 warrants that were valued using the Black Scholes valuation model to have a fair value of $1,521 (See Note 10).

On May 16, 2017, the Company sold 790 shares at $7.00 per share for a total purchase price of $5,530 to a private investor. The investor also received 790 warrants that were valued using the Black Scholes valuation model to have a fair value of $130 (See Note 10).

On July 21, 2017, the Company sold 4,300 shares at $5.00 per share for a total purchase price of $21,500 to a private investor. The Company did not grant any warrants to the investor under this agreement.

No options, warrants or other potentially dilutive securities other than those disclosed above have been issued as of September 30, 2017 and December 31, 2016.

Common Stock

The Company is authorized to issue 300 million shares of common stock and had issued 100,000,000 in connection with the merger and had 2,558,553 shares issued prior to the merger.

Under the Exchange Agreement, the Registrant completed the acquisition of all of the issued and outstanding shares of Amplerissimo through the issuance of 10,000,000 restricted shares of Common Stock to Dimitrios Goulielmos, the sole shareholder of Amplerissimo. Immediately prior to the Exchange Agreement transaction, the Registrant had 2,558,553 shares of Common Stock issued and outstanding. Immediately after the issuance of the shares the Registrant had 12,558,553 shares of Common Stock issued and outstanding.

The consideration provided pursuant to the Exchange Agreement was the issuance of 10,000,000 shares of our common stock.

On April 28, 2015, the Company issued 4,500 shares of common stock to Hellenic American Securities for consulting services and has recorded consulting expense of $28,352 for the year ended December 31, 2015 based on the share price on the date of issuance. The terms of the consulting agreement call for payments of $1,000 per month plus 18,000 shares on an annual basis which will be issued quarterly. As of November 19, 2015, this agreement has been terminated due to lack of service. No additional shares will be issued under this agreement.

On November 4, 2016, the Board of Directors authorized the exercise of stock options held by a former director to purchase 24,000 shares of common stock and the Company recorded $24,000 in proceeds. (See Note 10.)

As of December 31, 2016 and 2015, the Company had 12,587,053 and 12,563,053 shares of Common Stock issued and outstanding, respectively.

Preferred Stock

The Company is authorized to issue 100 million shares of preferred stock, which have liquidation preference over the common stock and are non-voting. As of December 31, 2016 and 2015, no preferred shares have been issued.

Potentially Dilutive Securities

On October 1, 2016 the Company granted 12,000 options to an employee of the Company as compensation for being appointed the US Finance Manager of the Company. The options have an exercise period of four years with an exercise price of $2.00. In the event that he ceases to work for the Company for any reason, he will be entitled to a pro rata portion of the annual options. The options vest monthly with 3,000 options fully vested as of December 31, 2016. (See Note 10.)

No options, warrants or other potentially dilutive securities other than those disclosed above have been issued as of December 31, 2016 and 2015.